Financial Risk Management - Credit Risk - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Income taxes refundable	$ 152,300,000	$ 147,000,000
Proceeds from issue of bonds, notes and debentures	(10,743,000,000)	5,677,100,000
Excess collateral pledged by counterparties	1,500,000	400,000
Financial assets pledged as liabilities	6,104,400,000	5,706,000,000
Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	42,762,200,000	$ 43,824,600,000
Capital and surplus requirement	$ 500,000,000
Investment grade or better | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	86.90%	72.20%
AA or better | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	63.50%	47.10%
AA/Aa | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	5.40%	23.40%
B/B | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	0.40%	4.30%
A/A | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	10.60%	8.00%
BBB/Baa | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	12.80%	17.10%
Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 7,361,300,000	$ 19,198,800,000
Financial assets pledged as liabilities	1,100,000	3,600,000
Bonds, U.S. treasury
Disclosure of credit risk exposure [line items]
Purchases of bonds, notes and debentures	8,642,200,000	2,960,700,000
Bonds, U.S. treasury | Credit risk
Disclosure of credit risk exposure [line items]
Purchases of bonds, notes and debentures	8,642,200,000
Bonds, Canadian government
Disclosure of credit risk exposure [line items]
Purchases of bonds, notes and debentures	928,600,000
Bonds, Canadian government | Credit risk
Disclosure of credit risk exposure [line items]
Purchases of bonds, notes and debentures	928,600,000
Bonds, U.S. states and municipalities
Disclosure of credit risk exposure [line items]
Financial assets	363,200,000	2,500,000,000
Proceeds from issue of bonds, notes and debentures	2,050,500,000
Favourable tax treatment expected	354,600,000
Taxable portion of investment	8,600,000
Bonds, U.S. states and municipalities | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	363,200,000	2,452,100,000
Bonds, U.S. states and municipalities | AA or better
Disclosure of credit risk exposure [line items]
Financial assets	79,400,000	$ 1,500,000,000
Bonds, U.S. states and municipalities | AA/Aa | Credit risk
Disclosure of credit risk exposure [line items]
Proceeds from issue of bonds, notes and debentures	1,683,900,000
Bonds, U.S. states and municipalities | B/B | Credit risk
Disclosure of credit risk exposure [line items]
Proceeds from issue of bonds, notes and debentures	278,200,000
Bonds, U.S. Corporate | A/A | Credit risk
Disclosure of credit risk exposure [line items]
Purchases of bonds, notes and debentures	1,345,700,000
Bonds, U.S. Corporate | BBB/Baa | Credit risk
Disclosure of credit risk exposure [line items]
Purchases of bonds, notes and debentures	$ 1,126,300,000
Other than U.S., U.K., German, and Canadian sovereign government | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	7.90%	8.70%
Maximum exposure to credit risk	$ 3,079,600,000	$ 3,398,700,000
Largest single issuer of corporate bonds | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	1.30%	1.70%
Maximum exposure to credit risk	$ 512,400,000	$ 663,600,000
Government securities | Credit risk
Disclosure of credit risk exposure [line items]
Financial assets pledged as liabilities	18,300,000	35,900,000
Recoverable from reinsurers | Credit risk
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 8,400,900,000	$ 7,812,500,000
Recoverable from reinsurers | A Plus | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	6.70%	6.50%
Canada | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	$ 964,700,000	$ 84,400,000
Australia | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	93,600,000	97,900,000
Germany | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	49,100,000	105,300,000
UK | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	33,200,000	90,900,000
India | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	527,500,000	734,700,000
Spain | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	210,600,000	0
Poland | Bonds
Disclosure of credit risk exposure [line items]
Bonds issued by government	$ 127,400,000	$ 125,100,000
Canada and United States | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	79.50%	87.40%
Europe | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	13.00%	9.10%
Other foreign countries | Cash and short term investments | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	7.50%	3.50%
Low Risk Level | Bonds | Credit risk
Disclosure of credit risk exposure [line items]
Risk exposure percentage	30.50%	6.10%
Blackberry Limited | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	$ 512,400,000	$ 663,600,000
EXCO Resources, Inc | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	504,600,000	402,000,000
Sanmar Chemicals Group | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	392,800,000	333,200,000
Seaspan Corporation | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	0	0
Chorus Aviation | Bonds
Disclosure of credit risk exposure [line items]
Financial assets	$ 138,600,000	$ 155,200,000.0